Valuation of Available-for-Sale Investments (Detail)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Fair value of available-for-sale investment as at Beginning of the period	78,740,916	386,851,118	$ 12,351,564
Unrealized gain(loss) in fair value	(1,614,739)
Reversal of unrealized holding gains		(39,364,932)
Transfer to long-term investment at cost		(34,149,500)
Impairment of the Preferred Shares		(240,725,709)
Effect of exchange rate change	(2,353,515)	6,129,939
Fair value of available-for-sale investment as at End of the period	74,772,662	78,740,916	$ 12,351,564